Share-based payment arrangements	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements
Share-based payment arrangements
—
Note 18
Share-based payment arrangements
The Company has granted share-based instruments to

its employees under
three

principal share
‑
based
payment plans, as more fully described in the respective

sections below. Compensation

cost for
equity
‑
settled awards is recorded in Total

cost of sales and in Selling, general and administrative

expenses
and totaled $ 59

million, $
44

million and $
46

million in 2021, 2020 and 2019, respectively,

while compensation
cost for cash
‑
settled awards,

recorded in Selling, general and administrative expenses,

was not significant,
as mentioned in the WARs, LTIP

and Other share
‑
based payments sections of this note. The total tax benefit
recognized in 2021, 2020 and 2019 was not significant.
At December 31, 2021, the Company had the ability to

issue up to
94

million new shares out of contingent
capital in connection with share
‑
based payment arrangements. In addition, 23

million of the
95

million shares
held by the Company as treasury stock at December 31,

2021, could be used to settle share
‑
based payment
arrangements.
As the primary trading market for the shares of ABB Ltd

is the SIX Swiss Exchange (on which the shares are
traded in Swiss francs) and substantially all the share
‑
based payment arrangements with employees are
based on the Swiss franc share or have strike prices set in Swiss francs, certain data disclosed below related
to the instruments granted under share
‑
based payment arrangements are presented in Swiss francs.
Management Incentive Plan
Up to 2019, the Company offered, under the MIP,

options and cash
‑
settled WARs to key employees

for
no
consideration. Starting in 2020, the employee group

previously eligible to receive grants under the MIP were
granted shares under the LTIP

(see LTIP section

below) and consequently no grants were made in 2021

and
2020 under the MIP.
The options granted under the MIP allow participants to

purchase shares of ABB Ltd at predetermined prices.
Participants may sell the options rather than exercise the right to purchase shares. Equivalent warrants are
listed by a third
‑
party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of options
granted under this plan. The options entitle the holder

to request that the third
‑ party bank purchase such
options at the market price of equivalent listed warrants

related to that MIP launch. If the participant elects

to
sell the options, the options will thereafter be held by a

third party and, consequently,

the Company’s
obligation to deliver shares will be toward this third

party.
Each WAR gives the participant the right

to receive, in cash, the market price of an equivalent listed warrant
on the date of exercise of the WAR. Participants

may exercise or sell options and exercise WARs

after the
vesting period, which is three years

from the date of grant. All options and WARs

expire
six years

from the
date of grant.
Options
The fair value of each option was estimated on the date of

grant using a lattice model that used the
assumptions noted in the table below.

Expected volatilities were based on implied volatilities

from equivalent
listed warrants on ABB Ltd shares. The expected term of the

options granted is the contractual
six‑year

life of
each option, based on the fact that after the vesting period, a participant can elect to sell the option rather
than exercise the right to purchase shares, thereby also

realizing the time value of the options. The risk
‑
free
rate was based on a six‑year

Swiss franc interest rate, reflecting the
six‑year

contractual life of the options. In
estimating forfeitures, the Company used data from previous

comparable MIP launches.
2019
Expected volatility

19%
Dividend yield

4.7%
Expected term

6 years
Risk-free interest rate

-0.9%
Presented below is a summary of the activity related to options under the MIP:
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of Number of price contractual (in millions
options shares (in Swiss term of Swiss
(in millions) (in millions) (1) francs) (2) (in years) francs) (3)
Outstanding at January 1, 2021 336.1 67.2 21.16
Exercised (4) (160.0) (32.0) 20.25
Forfeited (1.7) (0.3) 20.31
Outstanding at December 31, 2021 174.4 34.9 22.00 2.4 450
Vested and expected to vest
at December 31, 2021 174.4 34.9 22.00 2.4 450
Exercisable at December 31, 2021 158.5 31.7 22.30 2.3 400
(1)
Information

presented

reflects

the number

of ABB Ltd

shares that

can be received

upon exercise,

as options

have a conversion

ratio of
5 :1.
(2)
Information

presented

reflects

the exercise

price per

ABB Ltd share.
(3)
Computed using

the closing

price, in

Swiss francs,

of ABB Ltd

shares on

the SIX

Swiss Exchange

and the exercise

price of

each option

in
Swiss francs.
(4)
The cash received

upon exercise

amounted

to approximately

$
693

million.

The shares

were delivered

out of treasury

stock.
At December 31, 2021, the total unrecognized compensation

cost related to non
‑
vested options granted
under the MIP was not significant.

The weighted
‑ average grant ‑ date fair value (per option) of options granted during 2019 was 0.34

Swiss francs. As mentioned previously,

no options were granted in 2021 and 2020. In
2021 and 2020, the aggregate intrinsic value (on the date of exercise) of options exercised was
approximately $ 313

million and $
38

million, respectively,

while the amount in 2019 was not significant.
Presented below is a summary,

by launch, related to options outstanding at December

31, 2021:
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions) (2) term (in years)
21.50 9.3 1.9 0.7
22.50 63.4 12.7 1.6
23.50 61.6 12.3 2.7
19.00 40.1 8.0 3.7
Total number of options and shares 174.4 34.9 2.4
(1)
Information

presented

reflects

the exercise

price per

share of

ABB Ltd.
(2)
Information

presented

reflects

the number

of shares

of ABB Ltd

that can

be received

upon exercise.
WARs
As each WAR gives the holder the right

to receive cash equal to the market price of the equivalent

listed
warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs
at each period end, accreted on a straight
‑
line basis over the three‑year

vesting period. In Selling, general
and administrative expenses, the Company records

the changes in both the fair value and vested portion

of
the outstanding WARs. To

hedge its exposure to fluctuations in the fair value of outstanding

WARs, the
Company purchased cash
‑
settled call options, which entitle the Company to receive

amounts equivalent to
its obligations under the outstanding WARs.

The cash
‑
settled call options are recorded as derivatives
measured at fair value (see Note 6), with subsequent changes in fair value recorded in Selling, general and
administrative expenses to the extent that they offset

the change in fair value of the liability for the WARs.
The total impact in Selling, general and administrative

expenses in 2021, 2020 and 2019 was not significant.
The aggregate fair value of outstanding WARs

was $
29

million and $
21

million at December 31, 2021 and
2020, respectively. The

fair value of WARs was determined

based upon the trading price of equivalent
warrants listed on the SIX Swiss Exchange.
Presented below is a summary of the activity related to WARs:
(in millions) Number of WARs
Outstanding at January 1, 2021 22.1
Exercised (12.6)
Forfeited (0.1)
Outstanding at December 31, 2021 9.4
Exercisable at December 31, 2021 3.8
The aggregate fair value at date of grant of WARs

granted in 2019 was not significant. As mentioned
previously, no

grants were made in 2021 and 2020 under the MIP.

In 2021 and 2020, share
‑
based liabilities
of $ 25

million and $
13

million, respectively,

were paid upon exercise of WARs by

participants. The amounts
in 2019 were not significant.
Employee Share Acquisition Plan
The employee share acquisition plan (ESAP) is an employee

stock
‑ option plan with a savings feature.
Employees save over a twelve‑month

period, by way of regular payroll deductions. At the

end of the savings
period, employees choose whether to exercise their stock

options using their savings plus interest, if any,

to
buy ABB Ltd shares (American Depositary Shares (ADS)

in the case of employees in the United States and
Canada—each ADS representing one

registered share of the Company) at the exercise

price set at the grant
date, or have their savings returned with any interest.

The savings are accumulated in bank accounts held

by
a third
‑
party trustee on behalf of the participants and earn

interest, where applicable. Employees can
withdraw from the ESAP at any time during the savings

period and will be entitled to a refund of their
accumulated savings.
The fair value of each option is estimated on the date

of grant using the same option valuation model as
described under the MIP,

using the assumptions noted in the table below.

The expected term of the option
granted has been determined to be the contractual one‑year

life of each option, at the end of which the
options vest and the participants are required to decide whether to exercise their options or have their
savings returned with interest. The risk ‑ free rate is based on one‑year

Swiss franc interest rates, reflecting
the one‑year

contractual life of the options. In estimating forfeitures,

the Company has used the data from
previous ESAP launches.
2021 2020 2019
Expected volatility

20% 24% 18%
Dividend yield

2.9% 3.8% 4.1%
Expected term

1 year 1 year 1 year
Risk-free interest rate

-0.6% -0.7% -0.7%
Presented below is a summary of activity under the ESAP:
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions) (1) francs) (2) (in years) francs) (2)(3)
Outstanding at January 1, 2021 2.1 22.87
Granted 1.8 30.32
Forfeited (0.1) 22.87
Exercised (4) (1.7) 22.87
Not exercised (savings returned plus interest) (0.3) 22.87
Outstanding at December 31, 2021 1.8 30.32 0.8 8.3
Vested and expected to vest at December 31, 2021 1.7 30.32 0.8 7.9
Exercisable at December 31, 2021 — — — —
(1)
Includes shares

represented

by ADS.
(2)
Information

presented

for ADS

is based

on equivalent

Swiss franc

denominated

awards.
(3)
Computed using

the closing

price, in

Swiss francs,

of ABB Ltd

shares on

the SIX

Swiss Exchange

and the exercise

price of

each option

in
Swiss francs.
(4)
The cash received

in 2021 from

exercises

was approximately

$
42

million.

The shares

were delivered

out of treasury

stock.
The exercise prices per ABB Ltd share and per ADS of 30.32

Swiss francs and $
33.35
, respectively,

for the
2021 grant, 22.87

Swiss francs and $
24.93
, respectively,

for the 2020 grant, and
20.78

Swiss francs and
$ 20.17
, respectively,

for the 2019 grant were determined using the closing price

of the ABB Ltd share on the
SIX Swiss Exchange and ADS on the New York

Stock Exchange on the respective grant dates.
At December 31, 2021, the total unrecognized compensation

cost related to non
‑
vested options granted
under the ESAP was not significant. The weighted ‑ average grant ‑ date fair value (per option) of options granted during 2021, 2020 and 2019 was 1.96

Swiss francs,
1.67

Swiss francs and
1.05

Swiss francs,
respectively. The total

intrinsic value (on the date of exercise) of options exercised in 2021 was approximately
$ 14

million, while in 2020 and 2019 it was not significant.
Long-Term Incentive

Plan
The long
‑
term incentive plan (LTIP)

involves annual grants of the Company’s stock

subject to certain
conditions (Performance Shares) to members of the Company’s

Executive Committee and selected other
senior executives, as defined in the terms of the LTIP.

Starting with 2020, certain of the employee group
previously eligible to receive grants under the MIP have been included in the LTIP.

The ultimate amount
delivered under the LTIP’s

Performance Shares grant is based on achieving certain

results against targets,
as set out below, over a three-year

period from grant and the final amount is delivered

to the participants at
the end of this period. In addition, for certain awards to

vest, the participant has to fulfill a
three-year

service
condition as defined in the terms and conditions of the

LTIP.
The Performance Shares under the 2021, 2020 and 2019

LTIP launches

include a performance component,
based on the Company’s earnings per share performance,

and a market component, based on the
Company’s relative total shareholder return.
For the relative total shareholder return component of the Performance

Shares, the actual number of shares
that will be delivered at a future date is based on the Company’s total shareholder return performance relative
to a peer group of companies over a
three-year

period starting with the year of grant. The actual

number of
shares that will ultimately be delivered will vary depending on the relative total shareholder return outcome
achieved between a lower threshold (no shares delivered)

and an upper threshold (the number of shares
delivered is capped at 200

percent of the conditional grant).

For the earnings per share performance component of the

Performance Shares, the actual number of shares
that will be delivered at a future date is based on the Company’s average earnings per share over
three
financial years, beginning with the year of launch. The actual number of shares that will ultimately be
delivered will vary depending on the earnings per share outcome as computed under each LTIP

launch,
interpolated between a lower threshold (no shares delivered)

and an upper threshold (the number of shares
delivered is capped at 200

percent of the conditional grant).
Under the 2019 LTIP

launches, participants receive
65

percent of the shares that have vested in the form of
shares and 35

percent of the value of the shares that have vested in cash,

with the possibility to elect to also
receive the 35

percent portion in shares rather than in cash. Under

the 2021 and 2020 LTIP

launches,
participants generally do not have the ability to receive

any of the award in cash, subject to legal restrictions
in certain jurisdictions.
Presented below is a summary of activity under the Performance

Shares of the LTIP:
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2021 1.3 12.76
Granted 0.9 38.92
Vested (0.4) 25.78
Forfeited (0.3) 19.82
Nonvested at December 31, 2021 1.5 23.23
The aggregate fair value, at the dates of grant, of Performance

Shares granted in 2021 and 2019 was
$ 37

million and $
18

million, respectively,

while in 2020 it was not significant. The total grant-date

fair value of
shares that vested during 2019 was $ 21

million. The amounts in 2021 and 2020 were not significant.

The
weighted-average grant-date fair value (per share) of shares granted during 2021, 2020 and 2019 was
38.92

Swiss francs,
10.50

Swiss francs and
15.94

Swiss francs, respectively.
Starting in 2020, key employees which were previously eligible to participate in the MIP and which were not
included in the employee group granted the Performance

Shares described above, were granted Restricted
Shares of the Company under the LTIP.

The Restricted Shares do not have performance conditions

and vest
over a three-year

period from the grant date.
Presented below is a summary of activity under the Restricted

Shares of the LTIP:
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2021 1.2 15.80
Granted 0.9 26.39
Forfeited (0.1) 18.09
Nonvested at December 31, 2021 2.0 20.61
The aggregate fair value, at the dates of grant, of Restricted

Shares granted in 2021 and 2020 was
$ 26

million and $
22

million, respectively.

The weighted
‑ average grant ‑ date fair value (per share) of shares
granted during 2021 and 2020 was 26.39

Swiss francs and
15.76

Swiss francs, respectively.
Equity
‑
settled awards are recorded in the Additional paid
‑
in capital component of Stockholders’ equity,

with
compensation cost recorded in Selling, general and administrative expenses over the vesting period (which is
from grant date to the end of the vesting period) based on

the grant
‑
date fair value of the shares.
Cash ‑
settled awards are recorded as a liability,

remeasured at fair value at each reporting date for the
percentage vested, with changes in the liability recorded in Selling,

general and administrative expenses.
At December 31, 2021, total unrecognized compensation cost

related to equity
‑
settled awards under the LTIP
was $ 59

million and is expected to be recognized over a weighted-average period of
2

years. The
compensation cost recorded in 2021, 2020 and 2019

for cash
‑
settled awards was not significant.
For the relative total shareholder return component of the

LTIP launches,

the fair value of granted shares at
grant date, for equity
‑
settled awards, and at each reporting date, for cash
‑
settled awards, is determined using
a Monte Carlo simulation model. The main inputs to this

model are the Company’s share price and dividend
yield, the volatility of the Company’s and the peer

group’s share price as well as the correlation between

the
peer companies. For the earnings per share component

of the LTIP launches,

the fair value of granted
shares is based on the market price of the ABB Ltd share

at grant date for equity
‑ settled awards and at each
reporting date for cash
‑
settled awards, as well as the probable outcome of the earnings per share
achievement, as computed using a Monte Carlo simulation

model. The main inputs to this model are the
Company’s and external financial analysts’ revenue

growth rates and Operational EBITA

margin
expectations.
Other share
‑
based payments
The Company has other minor share
‑
based payment arrangements with certain employees.

The
compensation cost related to these arrangements in 2021,

2020 and 2019 was not significant.